Offerings	Dec. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	7,925,128
Proposed Maximum Offering Price per Unit	5.98
Maximum Aggregate Offering Price	$ 47,392,265.44
Amount of Registration Fee	$ 6,544.87
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover shares (the "Shares") of common stock, par value $0.0001 per share (the "Common Stock"), of Heritage Distilling Holding Company, Inc. (the "Company") that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Stock on December 5, 2025, a date within five (5) business days of the filing of this registration statement. All the shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders. On August 26, 2025, the Company paid a registration fee of $29,713.09 in connection with the initial filing of this registration statement. On October 16, 2025, the Company paid an additional registration fee of $9,267.69 in connection with the filing of an amendment to this registration statement. In accordance with the Securities Act and the rules promulgated thereunder, the Company is permitted to recalculate the total filing fee due for this registration statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the registration statement. The offset claimed is listed under "Total Fees Previously Paid."
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of warrants
Amount Registered | shares	13,042,028
Proposed Maximum Offering Price per Unit	5.98
Maximum Aggregate Offering Price	$ 77,991,327.44
Amount of Registration Fee	$ 10,770.60
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover the Shares of Common Stock of the Company that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Stock on December 5, 2025, a date within five (5) business days of the filing of this registration statement. All the shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders. On August 26, 2025, the Company paid a registration fee of $29,713.09 in connection with the initial filing of this registration statement. On October 16, 2025, the Company paid an additional registration fee of $9,267.69 in connection with the filing of an amendment to this registration statement. In accordance with the Securities Act and the rules promulgated thereunder, the Company is permitted to recalculate the total filing fee due for this registration statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the registration statement. The offset claimed is listed under "Total Fees Previously Paid."
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the settlement of the Company's outstanding restricted stock units
Amount Registered | shares	125,000
Proposed Maximum Offering Price per Unit	5.98
Maximum Aggregate Offering Price	$ 747,500.00
Amount of Registration Fee	$ 103.23
Offering Note	Pursuant to Rule 416(a) under the Securities Act, this registration statement shall also cover the Shares of Common Stock of the Company that may become issuable upon any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding Common Stock. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company's Common Stock on December 5, 2025, a date within five (5) business days of the filing of this registration statement. All the shares of Common Stock are to be offered for resale by the selling stockholders named in the prospectus contained in this Registration Statement on Form S-1. The Company will not receive any proceeds from the sale of the Common Stock by the selling stockholders. On August 26, 2025, the Company paid a registration fee of $29,713.09 in connection with the initial filing of this registration statement. On October 16, 2025, the Company paid an additional registration fee of $9,267.69 in connection with the filing of an amendment to this registration statement. In accordance with the Securities Act and the rules promulgated thereunder, the Company is permitted to recalculate the total filing fee due for this registration statement in its entirety and claim an offset pursuant to Rule 457(b) under the Securities Act in the amount of the filing fee previously paid in connection with the registration statement. The offset claimed is listed under "Total Fees Previously Paid."